GENERAL (Tables) - Aimetis [Member]	12 Months Ended
Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets (including cash of $2,461)	$3,683
Intangible assets	501
Adjustment to deferred revenue	20
Deferred tax liabilities	(80)
Goodwill	255
Redeemable non-controlling interests	(1,533)

Total purchase price	$2,846

Schedule of Intangible Assets	The following table sets forth the components of intangible assets associated with the acquisition:
Fair value

Technology	$190
Customer relationships	164
Backlog	147

Total intangible assets	$501

Schedule of Revenue and Net Earnings
The amounts of revenue and net earnings of ESC BAZ since April 2, 2018, the acquisition date, were included in the consolidated income statement for the reporting period in which the acquisition was made are:

Year ended December 31, 2018

Revenues	$3,969

Net income	$210

Schedule of Unaudited Pro Forma Results
	Year ended December 31,
	2018	2017
	Unaudited

Revenues	$94,216	$69,851

Net income (loss) attributable to Magal shareholders'	$3,198	$(6,802)

Basic and diluted net income (loss) per share	$0.14	$(0.30)